Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value of Convertible Debt) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 1,025,944
Settlement of conversion features and warrants		301,575
Ending balance	671,312	1,025,944
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	1,025,944
Additional convertible securities at inception	1,823,000	1,238,359
Settlement of conversion features and warrants	(152,374)	(301,613)
Realized	(227,903)	(83,487)
Unrealized	(1,797,355)	172,685
Ending balance	$ 671,312	$ 1,025,944